Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2015	$22,535
2016	17,391
2017	12,330
2018	7,628
2019	4,096
Thereafter	9,375
Total minimum rental payments	$73,355

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2014	2013	2012
Total rental expense	$39,606	$38,992	$39,997
Less sublease rentals	-	-	(103)
Net rental expense	$39,606	$38,992	$39,894